LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED JANUARY 17, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND LISTED IN SCHEDULE A

The following disclosure replaces and, to the extent inconsistent therewith, supersedes all but the last sentence of the section in each Fund’s SAI entitled “Qualifications of Directors, Board Leadership Structure and Oversight and Standing Committees” or “Qualifications of Trustees, Board Leadership Structure and Oversight and Standing Committees” (as applicable).

Qualifications of Board Members, Board Leadership Structure and Oversight and Standing Committees

The Board believes that each Board member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of its other Board members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board members’ abilities to review, critically evaluate, question and discuss information provided to them; to interact effectively with the Manager, the subadvisers, other service providers, counsel and independent auditors; and to exercise effective business judgment in the performance of their duties serves to support this conclusion. The Board has considered the following experience, qualifications, attributes and/or skills, among others, of its members in reaching its conclusion: his or her character and integrity; such person’s length of service as a board member of certain Funds; such person’s willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Board member; as to each Board member other than Mr. Olson and Ms. Trust, his or her status as not being an “interested person” (as defined in the 1940 Act) of the Funds. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Board member: Mr. Abeles, business, accounting and finance expertise and experience as a chief financial officer, board member and/or executive officer of various businesses and other organizations; Ms. Dasher, experience as a chief financial officer of a private investment company; Ms. DeFrantz, business expertise and experience as a president, board member and/or executive officer of various businesses and non-profit and other organizations; Ms. Kerley, investment consulting experience and background and mutual fund board experience; Mr. Poladian, business, finance and accounting expertise and experience as a board member of various businesses and/or as a partner of a multi-national accounting firm; Mr. Siart, business and finance expertise and experience as a president, chairperson, chief executive officer and/or board member of various businesses and non-profit and other organizations; Ms. Studenmund, business and finance expertise and experience as a president, board member and/or chief operating officer of various businesses; Mr. Olson, business and legal expertise and experience as a partner of a law firm and/or board member of various businesses and non-profit and other organizations; Mr. Taylor, business and finance expertise and experience as a chief financial officer, president and/or board member of various businesses and non-profit organizations; and Ms. Trust, investment management and risk oversight experience as an executive and portfolio manager and leadership roles within Legg Mason and affiliated entities. References to the qualifications, attributes and skills of Board members are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Board member as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or the Board by reason thereof.

The Board is responsible for overseeing the management and operations of the Fund. Ms. Trust and Mr. Olson are each interested persons of the Fund. Independent Directors/Trustees constitute more than 75% of the Board. Mr. Siart, who is not an interested person of the Fund, serves as Chair of the Board since 1997 with respect to Western Asset Funds, Inc. (the “Corporation”) and since 2020 with respect to Legg Mason Partners Institutional Trust, Legg Mason Partners Income Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust and Legg Mason Partners Variable Income Trust (each a “Trust” and collectively, the “Trusts”).

The Board has four standing committees: the Audit Committee, Governance and Nominating Committee (referred to as the Governance Committee), Executive and Contracts Committee (referred to as the Contracts Committee) and Investment and Performance Committee (referred to as the Performance Committee). Each of the Audit, Governance, Contracts and Performance Committees is chaired by an Independent Director/Trustee and each (other than the Performance Committee) is composed of all the Independent Directors/Trustees. Where deemed appropriate, the Board constitutes ad hoc committees.

The Contracts Committee, which consists of Messrs. Abeles, Poladian, Siart and Taylor and Mses. Dasher, DeFrantz, Kerley and Studenmund, may meet from time to time between Board meetings in order to consider appropriate matters and to review the various contractual arrangements between the Corporation/Trust and its affiliated persons.

The Audit Committee, which consists of Messrs. Abeles, Poladian, Siart and Taylor and Mses. Dasher, DeFrantz, Kerley and Studenmund, provides oversight with respect to the accounting and financial reporting and compliance policies and practices of the Fund and, among other things, considers the selection of an independent registered public accounting firm for the Fund and the scope of the audit and approves all services proposed to be performed by the independent registered public accounting firm on behalf of the Fund and, under certain circumstances, the Subadviser and certain affiliates.

The Governance Committee, which consists of Messrs. Abeles, Poladian, Siart and Taylor and Mses. Dasher, DeFrantz, Kerley and Studenmund, meets to select nominees for election as Directors of the Corporation/Trustees of the Trust and consider other matters of Board policy, including to review and make recommendations to the Board with respect to the compensation of the Independent Directors/Trustees. It is the policy of the Governance and Nominating Committee to consider nominees recommended by shareholders. Shareholders of the Corporation/Trusts who wish to recommend a nominee to the Governance Committee of a Corporation/Trust should send recommendations to the Corporation’s/Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Directors/Trustees. Such a recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders of the Corporation/Trust. The procedures by which shareholders of the Corporation/Trust can submit nominee recommendations to the Governance Committee of the Corporation/Trust are set forth in Appendix C to the SAI.

The Performance Committee, which consists of Messrs. Abeles, Poladian, Olson, Siart and Taylor and Mses. Dasher, DeFrantz, Kerley, Studenmund and Trust, is charged with, among other things, reviewing investment performance.

The Board has determined that its leadership structure is appropriate given the business and nature of the Fund. In connection with its determination, the Board considered that the Chairman of the Board is an Independent Director/Trustee. The Chairman of the Board can play an important role in setting the agenda of the Board and also serves as a key point person for dealings between management and the other Independent Directors/Trustees. The Independent Directors/Trustees believe that the Chairman’s independence facilitates meaningful dialogue between fund management and the Independent Directors/Trustees. The Board also considered that the chairperson of each Board committee is an Independent Director/Trustee, which yields similar benefits with respect to the functions and activities of the various Board committees (e.g., each committee’s chairperson works with the Manager and other service providers to set agendas for the meetings of the applicable Board committees). As noted above, through the committees the Independent Directors/Trustees consider and address important matters involving the Fund, including those presenting conflicts or potential conflicts of interest for management. The Independent Directors/Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that the Fund has effective and independent governance and oversight. The Board also believes that its leadership structure, in which the Chair of the Board is not affiliated with Legg Mason, is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Directors/Trustees from management, including the Subadviser. The Board reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Fund in the interests of shareholders, the Board oversees risk management of the Fund’s investment programs and business affairs. The function of the Board with respect to risk management is one of oversight not active involvement in, or coordination of, day-to-day risk management activities for the Fund. The Board has emphasized to the Fund’s Manager and Subadviser the importance of maintaining vigorous risk management. The Board exercises oversight of the risk management process primarily through the Performance Committee, the Audit Committee and the Contracts Committee, and through oversight by the Board itself.

The Fund faces a number of risks, such as investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. Under the overall supervision of the Board or the applicable committee, the Fund, the Manager, the Subadviser, and the affiliates of the Manager and the Subadviser, or other service providers to the Fund employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.

Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Fund’s and the Manager’s CCO and the Manager’s chief risk officer, as well as various personnel of the Subadviser and other service providers such as the Fund’s independent accountants, also make periodic reports to the Performance Committee, Contracts Committee, Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

These reports and other similar reports received by the Directors/Trustees as to risk management matters are typically summaries of the relevant information. The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness.

SCHEDULE A

Fund	Date of Statement of Additional Information
LEGG MASON PARTNERS INCOME TRUST

Western Asset Adjustable Rate Income Fund	September 30, 2019
Western Asset California Municipals Fund	June 28, 2019
Western Asset Corporate Bond Fund	April 29, 2019
Western Asset Emerging Markets Debt Fund	June 28, 2019
Western Asset Global High Yield Bond Fund	April 29, 2019
Western Asset Income Fund	November 29, 2019
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2019
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2019
Western Asset Intermediate-Term Municipals Fund	August 1, 2019
Western Asset Managed Municipals Fund	June 28, 2019
Western Asset Massachusetts Municipals Fund	March 31, 2019
Western Asset Mortgage Total Return Fund	April 29, 2019
Western Asset Municipal High Income Fund	November 29, 2019
Western Asset New Jersey Municipals Fund	August 1, 2019

Fund	Date of Statement of Additional Information
Western Asset New York Municipals Fund	August 1, 2019
Western Asset Oregon Municipals Fund	August 30, 2019
Western Asset Pennsylvania Municipals Fund	August 1, 2019
Western Asset Short Duration High Income Fund	November 29, 2019
Western Asset Short Duration Municipal Income Fund	June 28, 2019
Western Asset Short-Term Bond Fund	April 29, 2019

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Government Reserves	December 27, 2019
Western Asset Institutional Liquid Reserves	December 27, 2019
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2019
Western Asset Institutional U.S. Treasury Reserves	December 27, 2019
Western Asset Premier Institutional Government Reserves	October 28, 2019
Western Asset Premier Institutional Liquid Reserves	October 28, 2019
Western Asset Premier Institutional U.S. Treasury Reserves	October 28, 2019
Western Asset Select Tax Free Reserves	December 27, 2019
Western Asset SMASh Series EC Fund	June 28, 2019
Western Asset SMASh Series C Fund	June 28, 2019
Western Asset SMASh Series M Fund	June 28, 2019
Western Asset SMASh Series TF Fund	June 28, 2019

LEGG MASON PARTNERS MONEY MARKET TRUST

Western Asset Government Reserves	December 27, 2019
Western Asset New York Tax Free Money Market Fund	December 27, 2019
Western Asset Prime Obligations Money Market Fund	December 27, 2019
Western Asset Tax Free Reserves	December 27, 2019
Western Asset U.S. Treasury Reserves	December 27, 2019

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

Western Asset Premium Liquid Reserves	December 27, 2019
Western Asset Premium U.S. Treasury Reserves	December 27, 2019

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Core Plus VIT Portfolio	April 29, 2019
Western Asset Variable Global High Yield Bond Portfolio	April 29, 2019

WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	April 29, 2019
Western Asset Core Plus Bond Fund	April 29, 2019
Western Asset High Yield Fund	September 30, 2019
Western Asset Inflation Indexed Plus Bond Fund	April 29, 2019
Western Asset Intermediate Bond Fund	September 30, 2019
Western Asset Macro Opportunities Fund	March 1, 2019
Western Asset Total Return Unconstrained Fund	September 30, 2019

Please retain this supplement for future reference.

WASX573518

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